CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities
Net income	$ 594,293	$ 516,565	$ 2,980,611	$ 1,398,255
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	5,578	6,028	22,762	25,324
Change in assets and liabilities:
Accounts receivable	(75,423)	3,093	(99,985)	91,367
Prepaid expenses	(147,500)	4,365	615	(13,116)
Accounts payable	70,680	(40,288)	106,888	915
Accrued expense	(12,508)	(11,652)	8,822	(4,147)
Deferred revenue	8,830	38,921	(109,396)	98,798
Net Cash Provided by Operating Activities	443,950	517,032	2,910,317	1,597,396
Cash Flows from Investing Activities:
Purchase of property & equipment				(16,598)
Net Cash Used in Investing Activities				(16,598)
Cash Flows from Financing Activities:
Payments to FAB Universal Corp	(27,415)	(255,707)	(1,496,422)	(1,227,254)
Net Cash Used in Financing Activities	(27,415)	(255,707)	(1,496,422)	(1,227,254)
Net Increase in Cash	416,535	261,325	1,413,895	353,544
Cash at Beginning of Period	2,470,694	1,056,799	1,056,799	703,255
Cash at End of Period	2,887,229	1,318,124	2,470,694	1,056,799
Supplemental Disclosures of Cash Flow Information
Cash paid during the periods for: Interest
Cash paid during the periods for: Income taxes